SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	11 Months Ended	12 Months Ended						83 Months Ended
	Dec. 31, 2007	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2013
Basic & Diluted net (loss) per share:
(Loss) from continuing operations	$ (1,682)	$ (3,325)	$ (3,473)	$ (1,344)	$ (826)	$ (348)	$ (449)	$ (11,447)
Less: accumulating dividend on preferred stock		0	(109)
Net Income (Loss) Available to Common Stockholders, Basic, Total		(3,325)	(3,582)
Weighted Average Number of Shares Outstanding, Basic and Diluted		45,267,803	37,163,002
Basic net (loss) per share (in dollors per share)		$ (0.07)	$ (0.10)
Common Stock [Member]
Basic & Diluted net (loss) per share:
(Loss) from continuing operations	$ 0	$ 0		$ 0	$ 0	$ 0	$ 0
Weighted Average Number of Shares Outstanding, Basic and Diluted		38,464,166	28,224,082
Series A Preferred Stock [Member]
Basic & Diluted net (loss) per share:
Weighted Average Number of Shares Outstanding, Basic and Diluted		6,803,637	8,938,920